Income Taxes - Schedule of Pre-Tax Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Pre-Tax Loss [Abstract]
Domestic	$ (12,732,735)	$ (11,587,158)
Foreign	(415,553)	328,895
Pre-tax Loss	$ (13,148,288)	$ (11,258,263)